Other Assets (Tables)	12 Months Ended
Dec. 31, 2024
Other Assets
Schedule of other assets

	At December 31,	At December 31,
	2024	2023
Deposits related to CRA audits	$42.5	$27.7
Energy well equipment, net	5.6	5.8
Right-of-use assets, net	4.5	0.6
Debt issue costs	1.4	1.1
Furniture and fixtures, net	0.4	0.2
	$54.4	$35.4